Note 13 - Leases - Supplemental Lease Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Operating cash flows from operating leases (cash payments)	$ 151
Operating cash flows from operating leases (lease liability reduction)	138
Operating lease right-of-use assets obtained in exchange for leases entered into during the period	$ 676